SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Tables)	3 Months Ended
Mar. 31, 2013
Stockholders' Equity Note [Abstract]
Schedule of Share Capital
Authorized share capital is as follows:

(in thousands of $, except share data)	March 31, 2013	December 31, 2012
125,000,000 common shares of $1.00 par value each	125,000	125,000
Issued and fully paid share capital is as follows:

(in thousands of $, except share data)	March 31, 2013	December 31, 2012
85,250,000 common shares of $1.00 par value each (December 31, 2012: 85,225,000 shares)	85,250	85,225